Annual Total Returns[BarChart] - Invesco Oppenheimer VI International Growth Fund - Series I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.16%)	22.22%	25.87%	(7.22%)	3.43%	(2.12%)	26.29%	(19.42%)	28.60%	21.50%